Warrant liabilities - Warrants measured at fair value (Details) - Warrant liabilities			12 Months Ended
	Jul. 21, 2023 $ / shares $ / $ shares	Dec. 09, 2022 $ / shares $ / $ shares	Sep. 30, 2025 $ / shares $ / $ shares	Sep. 30, 2025 $ / shares $ / $ shares	Sep. 30, 2024 $ / shares $ / $ shares	Sep. 30, 2024 $ / shares $ / $ shares	Jul. 21, 2023 $ / shares $ / $ shares	Dec. 09, 2022 $ / shares $ / $ shares
U.S. IPO and Canadian Offering | 2022 Warrants
Warrant liabilities
Number of dilutive securities | shares		3,282,533	3,282,533	3,282,533	3,282,533	3,282,533		3,282,533
Exercise price (in USD)		$ 5	$ 0.0401		$ 0.015
Share price (in USD)		$ 867.3
Expected life		2 years 6 months
Volatility		75.00%
Risk free rate		4.20%
Exchange (USD/CAD) | $ / $		1.363	1.3921	1.3921	1.3499	1.3499		1.363
Fair value per warrant (CAD)				$ 0.06		$ 0.02		$ 1.43
U.S. IPO and Canadian Offering | Over-allotment Pre-Funded Warrants
Warrant liabilities
Number of dilutive securities | shares		199,000						199,000
Exercise price (in USD)		$ 0.01
Share price (in USD)		646.8
Nasdaq closing price (in USD)		0.01
Fair value per warrant (CAD) | (per share)		$ 220.05						$ 4.18
U.S. IPO and Canadian Offering | Over-allotment Warrants
Warrant liabilities
Number of dilutive securities | shares		375,000			375,000	375,000		375,000
Exercise price (in USD)					$ 0.015
Exchange (USD/CAD) | $ / $					1.3499	1.3499
Fair value per warrant (CAD)						$ 0.02		$ 1.43
Private Placement | 2023 Warrants
Warrant liabilities
Number of dilutive securities | shares	1,542,194		1,542,194	1,542,194			1,542,194
Exercise price (in USD)	$ 2.66		$ 2.6
Share price (in USD)	$ 436.8
Expected life	2 years 6 months
Volatility	67.00%		101.00%
Risk free rate	4.44%		2.44%
Exchange (USD/CAD) | $ / $	1.321		1.3921	1.3921			1.321
Fair value per warrant (CAD)							$ 0.99
Private Placement | Pre-Funded Warrants
Warrant liabilities
Number of dilutive securities | shares	930,548		151,734	151,734			930,548
Exercise price (in USD)	$ 0.001		$ 0.001
Share price (in USD)	$ 436.8		0.017
Nasdaq closing price (in USD)			$ 0.21
Exchange (USD/CAD) | $ / $	1.321		1.3921	1.3921			1.321
Fair value per warrant (CAD) | (per share)	$ 157.5			$ 0.01			$ 1.98
US Registered Direct Offering (August 2024)
Warrant liabilities
Number of dilutive securities | shares			4,715,000	4,715,000
Exercise price (in USD)			$ 0.25
Share price (in USD)			$ 0.017
Volatility			100.00%
Risk free rate			2.65%
Exchange (USD/CAD) | $ / $			1.329	1.329
Fair value per warrant (CAD)				$ 0.01